Stock-Based Compensation (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014
Number of fair value of options issued during period value			$ 1,700,000	$ 300,000
Stock-based compensation	866,106	102,858	340,084	50,234
Unamortized stock based compensation expense	$ 2,494,401		$ 1,538,835
Unamortized stock-based compensation expense fully expenses			through 2015.
Range exercise price minimum			$ 0.09
Range exercise price maximum			$ 6.00
Future expensing period description for unamortized stock based compensation	through 2018.
Stock Incentive Plan [Member]
Common stock reserve for future issaunce under Stock Incentive Plan			2,164,500
Maximum number of shares authorized to be issued			1,000,000
Number of shares available for grant under the Plan			431,828
Percentage of exercise price not less market value			110.00%
2014 Stock Incentive Plan [Member]
Maximum number of shares authorized to be issued					500,000
Number of shares available for grant under the Plan	300,000
2013 Stock Incentive Plan [Member]
Number of shares available for grant under the Plan	281,828